Income Taxes - Significant Components of Deferred Income Taxes (Detail) - USD ($) $ in Millions	Jan. 03, 2016	Dec. 28, 2014
Deferred tax assets:
Net operating losses	$ 4.2	$ 4.6
Allowance for uncollectible accounts	3.0	2.8
Inventory	1.9	0.7
Reserve for sales bonuses	3.0	3.1
Accrued compensation	2.7	2.6
Stock compensation	1.6	0.4
Rent accrual	1.2	0.6
Environmental reserve	0.9	0.9
Deferred transaction costs	3.6	2.1
Other	1.4	0.7
Total gross deferred tax assets	23.5	18.5
Valuation allowance	(4.2)	(4.6)
Total net deferred tax assets	19.3	13.9
Deferred tax liabilities:
Fixed assets and land	(7.9)	(6.5)
Intangible assets	(34.8)	(30.5)
Goodwill	(2.3)	(1.7)
Other	(0.5)	(0.5)
Total deferred tax liabilities	(45.5)	(39.2)
Net deferred tax liabilities	$ (26.2)	$ (25.3)